Related Party Transactions (Details) - Schedule of due to related parties - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related parties		$ 1,433	$ 6,030
Xiangdong Wen [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	2,339	4,320
Advances from (to) Zhen Fan [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	$ (906)	$ 1,710

[1]	Xiangdong Wen is the chief executive officer, chairman of the board and 14.9% shareholder of the Company.
[2]	Zhen Fan is the former chief executive officer and 13% shareholder of the Company.